Property, Plant And Equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
8.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipment as at December 31, 2019 and 2018 are as follows:

	Property, plant and equipment GK	Assets under construction GK	Property, plant and equipment KNP	Exploration and evaluation assets KNP	Assets under construction KNP	Total

Cost

At January 1, 2018	$707,399	$23,979	$-	$-	$-	$731,378

Decommissioning and restoration adjustment	23,553	-	-	-	-	23,553

Additions/transfers*	89,154	(19,085)	90	166,947	1,564	238,670

At December 31, 2018	820,106	4,894	90	166,947	1,564	993,601

Decommissioning and restoration adjustment	(1,604)	-	-	1,919	-	315

January 1, 2019 IFRS 16 lease additions	2,670	-	-	-	-	2,670

Additions/transfers*	35,162	(4,164)	-	-	-	30,998

Impairment loss (See note 4(i)(a))	(115,753)	-	-	-	-	(115,753)

At December 31, 2019	$740,581	$730	$90	$168,866	$1,564	$911,831

Accumulated depreciation

At January 1, 2018	$(68,720)	$-	$-	$-	$-	$(68,720)

Depreciation and depletion	(83,630)	-	(10)	-	-	(83,640)

At December 31, 2018	(152,350)	-	(10)	-	-	(152,360)

Depreciation and depletion**	(87,190)	-	(13)	-	-	(87,203)

At December 31, 2019	$(239,540)	$-	$(23)	$-	$-	$(239,563)

Carrying amounts

At December 31, 2018	$667,756	$4,894	$80	$166,947	$1,564	$841,241

At December 31, 2019	$501,041	$730	$67	$168,866	$1,564	$672,268
*Included in additions of property, plant and equipment for GK is $23,896 (2018 - $32,776) related to deferred stripping of which $1,778 relates to the depreciation of earthmoving equipment (2018 - $2,741).
**Included in depreciation and depletion is $1,093 of depreciation on the right-of-use
assets capitalized under IFRS 16 (2018 - $nil)